LEGAL SETTLEMENTS (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Legal Settlements Acquisition And Restructuring Expenses And Impairment [Abstract]
Legal Settlements Acquisition And Restructuring And Impairment	$ 531	$ 67
Modafinil Additional Legal Settlement Expenses	$ 680